Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves and grants annual equity awards at approximately the same time each year, in late February. The Compensation Committee may also consider and approve interim or mid-year grants from time to time based on business needs, such as when a new executive joins the Company. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee did grant stock option awards to our named executive officers within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information and ending one business day after the filing or furnishing of such report. The following information regarding such option grants is provided in accordance with SEC rules:

Name and Position	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in Closing Market Price of Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
David Buzby	1/14/2025	3,333	$25.00	$10,075	4%
Michael Carlson	6/30/2025	5,500	$6.23	$29,095	(1.08)%	and	33.9%
Saul Laureles	6/30/2025	5,500	$6.23	$29,095	(1.08)%	and	33.9%

Award Timing Method	The Compensation Committee approves and grants annual equity awards at approximately the same time each year, in late February. The Compensation Committee may also consider and approve interim or mid-year grants from time to time based on business needs, such as when a new executive joins the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name and Position	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in Closing Market Price of Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
David Buzby	1/14/2025	3,333	$25.00	$10,075	4%
Michael Carlson	6/30/2025	5,500	$6.23	$29,095	(1.08)%	and	33.9%
Saul Laureles	6/30/2025	5,500	$6.23	$29,095	(1.08)%	and	33.9%

David Buzby [Member]
Awards Close in Time to MNPI Disclosures
Name	David Buzby
Underlying Securities	3,333
Exercise Price | $ / shares	$ 25
Fair Value as of Grant Date	$ 10,075
Underlying Security Market Price Change	0.04
Michael Carlson [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael Carlson
Underlying Securities	5,500
Exercise Price | $ / shares	$ 6.23
Fair Value as of Grant Date	$ 29,095
Michael Carlson - MNPI Date 1 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change	(0.0108)
Michael Carlson - MNPI Date 2 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change	0.339
Saul Laureles [Member]
Awards Close in Time to MNPI Disclosures
Name	Saul Laureles
Underlying Securities	5,500
Exercise Price | $ / shares	$ 6.23
Fair Value as of Grant Date	$ 29,095
Saul Laureles - MNPI Date 1 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change	(0.0108)
Saul Laureles - MNPI Date 2 [Member]
Awards Close in Time to MNPI Disclosures
Underlying Security Market Price Change	0.339